Summary of Loans Classified as Past Due in Excess of Thirty Days or More and Loans Classified as Non-Accrual (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	$ 4,644,000	$ 4,273,000
Past due 90 days or more and still accruing	158,000	496,000
Non- Accrual	3,401,000	5,125,000
Total Past Due and Non- Accrual	8,203,000	9,894,000
Total Loans	403,384,642	380,511,384
Real Estate Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	990,000	70,000
Past due 90 days or more and still accruing	0	22,000
Non- Accrual	1,667,000	945,000
Total Past Due and Non- Accrual	2,657,000	1,037,000
Total Loans	57,529,000	63,357,000
Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	3,045,000	2,189,000
Past due 90 days or more and still accruing	147,000	311,000
Non- Accrual	986,000	984,000
Total Past Due and Non- Accrual	4,178,000	3,484,000
Total Loans	140,702,000	117,692,000
Real Estate-non farm non residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	389,000	1,662,000
Past due 90 days or more and still accruing	0	144,000
Non- Accrual	608,000	2,877,000
Total Past Due and Non- Accrual	997,000	4,683,000
Total Loans	142,046,000	138,943,000
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	88,000	138,000
Past due 90 days or more and still accruing	0	19,000
Non- Accrual	135,000	246,000
Total Past Due and Non- Accrual	223,000	403,000
Total Loans	53,234,000	48,385,000
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	132,000	214,000
Past due 90 days or more and still accruing	11,000	0
Non- Accrual	5,000	73,000
Total Past Due and Non- Accrual	148,000	287,000
Total Loans	$ 14,600,000	$ 16,645,000